Other Income and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Other Income and Other Expenses
Schedule of other income and other expenses
	2025	2024
Income
Income from investment in CFS Partners	$1,783,726	$1,220,909

Expenses
Service contracts - administration	876,215	806,996
State deposit tax	1,092,860	1,023,201
ATM and debit card fees	776,385	708,946